Warrants -Preferred A Stock Warrants Activity (Detail) (Preferred A Stock Warrants, USD $) (Detail) (Preferred A Stock Warrants, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred A Stock Warrants
Class of Warrant or Right [Line Items]
Warrants, Beginning Balance	2,231,727	2,231,727
Warrants granted	0	0
Warrants Converted	(2,231,727)
Warrants Expired	0	0
Warrants, Ending Balance		2,231,727	2,231,727
Weighted Average Exercise Price, Warrants Outstanding Beginning Balance	$ 0.16	$ 0.16
Weighted Average Exercise Price,Granted	$ 0	$ 0
Weighted Average Exercise Price, Converted	$ 0.16
Weighted Average Exercise Price, Expired	$ 0	$ 0
Weighted Average Exercise Price, Warrants Outstanding Ending Balance		$ 0.16	$ 0.16
Weighted Average Remainder Contractual Term in Years, Converted	2 years 3 months 18 days
Weighted Average Remainder Contractual Term in Years, Warrants Outstanding		3 years 1 month 6 days	4 years 1 month 6 days